Summarized Quarterly Data (Unaudited) (Details) (USD $)	3 Months Ended									12 Months Ended			3 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Senior unsecured credit facility	Mar. 31, 2014 Senior unsecured credit facility	Oct. 28, 2013 GLP Capital Senior unsecured credit facility	Oct. 31, 2013 GLP Capital Senior unsecured credit facility	Dec. 31, 2013 Spin-Off	Dec. 31, 2013 Master Lease
Summarized Quarterly Data (Unaudited)
Net revenues	$ 158,328,000	$ 113,776,000	$ 39,633,000	$ 46,072,000	$ 42,649,000	$ 37,659,000	$ 45,823,000	$ 60,252,000	$ 66,909,000	$ 242,129,000	$ 210,643,000	$ 231,884,000
Income from operations	74,334,000	39,016,000	5,665,000	9,090,000	6,810,000	4,534,000	8,155,000	14,472,000	16,507,000	60,582,000	43,668,000	52,513,000
Net income	44,312,000	9,234,000	2,681,000	4,699,000	3,214,000	2,106,000	4,530,000	7,618,000	8,665,000	19,830,000	22,919,000	26,684,000
Earnings per common share:
Basic earnings per common share (in dollars per share)	$ 0.40	$ 0.08	$ 0.02	$ 0.04	$ 0.03	$ 0.02	$ 0.04	$ 0.07	$ 0.08	$ 0.18	$ 0.21	$ 0.24
Diluted earnings per common share (in dollars per share)	$ 0.38	$ 0.08	$ 0.02	$ 0.04	$ 0.03	$ 0.02	$ 0.04	$ 0.07	$ 0.07	$ 0.17	$ 0.20	$ 0.23
Summarized Quarterly Data (Unaudited)
Rental revenue	118,112,000									76,557,000								76,600,000
Transaction costs																	13,500,000
Depreciation expense	26,522,000				3,588,000					28,923,000	14,090,000	14,568,000					14,800,000
Debt instrument term															5 years	5 years
Aggregate principal amount														1,000,000,000		2,050,000,000
Interest expense													$ 19,300,000